UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act File Number: 811-02258
Eaton Vance Series Trust II
(Exact Name of Registrant as Specified in Charter)
Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)
(617) 482-8260
(Registrant’s Telephone Number)
October 31
Date of Fiscal Year End
April 30, 2011
Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance Income Fund of Boston Semiannual Report April 30, 2011

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
This report must be preceded or accompanied by a current prospectus or summary prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the prospectus or summary prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report April 30, 2011
Eaton Vance
Income Fund of Boston
Table of Contents

Performance	2
Fund Profile	3
Endnotes and Additional Disclosures	4
Fund Expenses	5
Financial Statements	6
Board of Trustees’ Contract Approval	38
Officers and Trustees	41
Important Notices	42

Eaton Vance
Income Fund of Boston
April 30, 2011
Portfolio Managers Michael W. Weilheimer, CFA; Thomas P. Huggins
Performance1

	Class A	Class B	Class C	Class I	Class R
Symbol	EVIBX	EBIBX	ECIBX	EIBIX	ERIBX
Inception Date	6/15/72	6/20/02	6/21/02	7/1/99	1/5/04

% Average Annual Total Returns at net asset value (NAV)

Six Months	6.24	5.85	5.85	6.19	6.11
One Year	13.49	12.66	12.66	13.76	13.21
Five Years	7.60	6.81	6.82	7.88	7.33
Ten Years	8.05	N.A.	N.A.	8.33	N.A.
Since Inception	9.10	8.65	8.70	6.83	7.43

% SEC Average Annual Total Returns with maximum sales charge

Six Months	1.22	0.85	4.85	6.19	6.11
One Year	8.01	7.66	11.66	13.76	13.21
Five Years	6.56	6.53	6.82	7.88	7.33
Ten Years	7.52	N.A.	N.A.	8.33	N.A.
Since Inception	8.97	8.65	8.70	6.83	7.43

% Maximum Sales Charge	Class A	Class B	Class C	Class I	Class R

	4.75	5.00	1.00	None	None

% Total Annual Operating Expense Ratios[2]	Class A	Class B	Class C	Class I	Class R

	1.04	1.79	1.79	0.79	1.29

Comparative Performance[3]					% Return

BofA Merrill Lynch U.S. High Yield Index

Six Months					6.14
One Year					13.34
Five Years					9.22
Ten Years					8.71

BofA Merrill Lynch U.S. High Yield Constrained Index

Six Months					6.16
One Year					13.26
Five Years					9.29
Ten Years					8.86

Lipper High Current Yield Funds Average*

Six Months					6.11
One Year					12.84
Five Years					7.04
Ten Years					7.16

* Source: Lipper.
See Endnotes and Additional Disclosures on page 4.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in NAV or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to www.eatonvance.com.

Eaton Vance
Income Fund of Boston
April 30, 2011
Fund Profile4

Credit Quality5 (% of bond holdings)

See Endnotes and Additional Disclosures on page 4.

Eaton Vance
Income Fund of Boston

April 30, 2011
Endnotes and Additional Disclosures

1.	Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. SEC Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Prior to January 1, 2011, Class A, Class I and Class R shares were subject to a 1% redemption fee on redemptions or exchanges within 90 days of settlement of purchase. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

2.	Source: Fund prospectus.

3.	BofA Merrill Lynch U.S. High Yield Index is an unmanaged index of below-investment grade U.S. corporate bonds. BofA Merrill Lynch U.S. High Yield Constrained Index is an unmanaged index of below-investment grade U.S. corporate bonds, with issuer exposure capped at 2%. Index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index or Lipper classification. Lipper Average reflects the average annual total return of funds in the same Lipper classification as the Fund.

4.	The Fund primarily invests in an affiliated investment company (“Portfolio”) with the same objective(s) and policies as the Fund. References to investments are to the Portfolio’s holdings. Fund profile is subject to change due to active management.

5.	Ratings are based on Moody, S&P or Fitch, as applicable. Credit ratings are based largely on the rating agency investment analysis at the time of rating and the rating assigned to any particular security is not necessarily a reflection of the issuer current financial condition. The rating assigned to a security by a rating agency does not necessarily reflect its assessment of the volatility of a security market value or of the liquidity of an investment in the security. If securities are rated differently by the rating agencies, the higher rating is applied.

Eaton Vance
Income Fund of Boston

April 30, 2011

Fund Expenses

Example: As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2010 – April 30, 2011).

Actual Expenses: The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning	Ending	Expenses Paid	Annualized
	Account Value	Account Value	During Period*	Expense
	(11/1/10)	(4/30/11)	(11/1/10 – 4/30/11)	Ratio

Actual
Class A	$1,000.00	$1,062.40	$5.16	1.01%
Class B	$1,000.00	$1,058.50	$8.98	1.76%
Class C	$1,000.00	$1,058.50	$8.98	1.76%
Class I	$1,000.00	$1,061.90	$3.89	0.76%
Class R	$1,000.00	$1,061.10	$6.44	1.26%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,019.80	$5.06	1.01%
Class B	$1,000.00	$1,016.10	$8.80	1.76%
Class C	$1,000.00	$1,016.10	$8.80	1.76%
Class I	$1,000.00	$1,021.00	$3.81	0.76%
Class R	$1,000.00	$1,018.50	$6.31	1.26%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on October 31, 2010. The Example reflects the expenses of both the Fund and the Portfolio.

Eaton Vance
Income Fund of Boston

April 30, 2011

Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2011

Investment in Boston Income Portfolio, at value (identified cost, $2,795,166,645)	$2,930,823,500
Receivable for Fund shares sold	13,971,300
Other assets	10,246

Total assets	$2,944,805,046

Liabilities

Payable for Fund shares redeemed	$10,598,619
Distributions payable	3,595,211
Payable to affiliates:
Distribution and service fees	646,071
Trustees’ fees	42
Accrued expenses	566,924

Total liabilities	$15,406,867

Net Assets	$2,929,398,179

Sources of Net Assets

Paid-in capital	$2,946,683,183
Accumulated net realized loss from Portfolio	(151,470,407)
Accumulated distributions in excess of net investment income	(1,471,452)
Net unrealized appreciation from Portfolio	135,656,855

Total	$2,929,398,179

Class A Shares

Net Assets	$1,593,348,143
Shares Outstanding	266,292,385
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$5.98
Maximum Offering Price Per Share
(100 ÷ 95.25 of net asset value per share)	$6.28

Class B Shares

Net Assets	$98,392,233
Shares Outstanding	16,432,335
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$5.99

Class C Shares

Net Assets	$280,296,152
Shares Outstanding	46,790,908
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$5.99

Class I Shares

Net Assets	$926,826,910
Shares Outstanding	154,862,243
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$5.98

Class R Shares

Net Assets	$30,534,741
Shares Outstanding	5,103,235
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$5.98

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

See Notes to Financial Statements.

Eaton Vance
Income Fund of Boston

April 30, 2011

Statement of Operations (Unaudited)

Six Months Ended
Investment Income	April 30, 2011

Interest and other income allocated from Portfolio	$114,969,636
Dividends allocated from Portfolio	275,643
Miscellaneous income	10,246
Expenses allocated from Portfolio	(8,628,983)

Total investment income	$106,626,542

Expenses

Distribution and service fees
Class A	$1,898,674
Class B	524,885
Class C	1,329,332
Class R	74,262
Trustees’ fees and expenses	250
Custodian fee	18,407
Transfer and dividend disbursing agent fees	1,356,274
Legal and accounting services	13,270
Printing and postage	193,249
Registration fees	105,387
Miscellaneous	14,175

Total expenses	$5,528,165

Net investment income	$101,098,377

Realized and Unrealized Gain (Loss) from Portfolio

Net realized gain (loss) —
Investment transactions	$25,802,814
Swap contracts	639,688

Net realized gain	$26,442,502

Change in unrealized appreciation (depreciation) —
Investments	$38,268,004
Swap contracts	128,536

Net change in unrealized appreciation (depreciation)	$38,396,540

Net realized and unrealized gain	$64,839,042

Net increase in net assets from operations	$165,937,419

See Notes to Financial Statements.

Eaton Vance
Income Fund of Boston

April 30, 2011

Statements of Changes in Net Assets

	Six Months Ended
	April 30, 2011	Year Ended
Increase (Decrease) in Net Assets	(Unaudited)	October 31, 2010

From operations —
Net investment income	$101,098,377	$194,664,084
Net realized gain from investment transactions and swap contracts	26,442,502	64,922,299
Net change in unrealized appreciation (depreciation) from investments and swap contracts	38,396,540	134,897,862

Net increase in net assets from operations	$165,937,419	$394,484,245

Distributions to shareholders —
From net investment income
Class A	$(59,181,850)	$(125,067,590)
Class B	(3,711,025)	(9,136,135)
Class C	(9,369,638)	(18,794,565)
Class I	(31,905,643)	(50,388,733)
Class R	(1,121,694)	(2,121,084)

Total distributions to shareholders	$(105,289,850)	$(205,508,107)

Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$221,165,523	$371,899,814
Class B	6,310,442	13,002,016
Class C	42,296,324	70,513,317
Class I	279,419,576	419,117,467
Class R	5,297,490	12,703,797
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	48,872,502	98,981,802
Class B	2,284,412	5,633,781
Class C	5,706,366	11,212,168
Class I	25,657,722	40,315,863
Class R	958,010	1,796,935
Cost of shares redeemed
Class A	(218,387,130)	(479,345,280)
Class B	(10,256,051)	(23,958,343)
Class C	(29,001,458)	(55,117,964)
Class I	(101,575,088)	(210,040,495)
Class R	(6,159,447)	(6,717,235)
Net asset value of shares exchanged
Class A	13,166,546	6,562,269
Class B	(13,166,546)	(6,562,269)
Redemption fees	12,924	66,782

Net increase in net assets from Fund share transactions	$272,602,117	$270,064,425

Net increase in net assets	$333,249,686	$459,040,563

Net Assets

At beginning of period	$2,596,148,493	$2,137,107,930

At end of period	$2,929,398,179	$2,596,148,493

Accumulated undistributed (distributions in excess of) net investment income included in net assets

At end of period	$(1,471,452)	$2,720,021

See Notes to Financial Statements.

Eaton Vance
Income Fund of Boston

April 30, 2011

Financial Highlights

	Class A

	Six Months Ended		Year Ended October 31,
	April 30, 2011
	(Unaudited)		2010	2009	2008	2007	2006

Net asset value — Beginning of period	$5.850		$5.400	$4.330	$6.370	$6.460	$6.290

Income (Loss) From Operations

Net investment income(1)	$0.219		$0.466	$0.459	$0.496	$0.489	$0.477
Net realized and unrealized gain (loss)	0.139		0.475	1.119	(2.033)	(0.098)	0.171

Total income (loss) from operations	$0.358		$0.941	$1.578	$(1.537)	$0.391	$0.648

Less Distributions

From net investment income	$(0.228)		$(0.491)	$(0.508)	$(0.503)	$(0.481)	$(0.478)

Total distributions	$(0.228)		$(0.491)	$(0.508)	$(0.503)	$(0.481)	$(0.478)

Redemption fees(1)(2)	$0.000		$0.000	$0.000	$0.000	$0.000	$0.000

Net asset value — End of period	$5.980		$5.850	$5.400	$4.330	$6.370	$6.460

Total Return(3)	6.24	%(4)	17.98%	39.78%	(25.77)%	6.18%	10.66%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$1,593,348		$1,494,894	$1,382,206	$936,790	$1,440,552	$1,335,996
Ratios (as a percentage of average daily net assets):
Expenses(5)(6)	1.01	%(7)	1.04%	1.11%	1.07%	1.06%	1.06%
Net investment income	7.48	%(7)	8.32%	10.10%	8.52%	7.53%	7.48%
Portfolio Turnover of the Portfolio	40	%(4)	75%	74%	54%	84%	68%

(1)	Computed using average shares outstanding.
(2)	Amount is less than $0.0005.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(4)	Not annualized.
(5)	Includes the Fund’s share of the Portfolio’s allocated expenses.
(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.
(7)	Annualized.

See Notes to Financial Statements.

Eaton Vance
Income Fund of Boston

April 30, 2011

Financial Highlights — continued

	Class B

	Six Months Ended		Year Ended October 31,
	April 30, 2011
	(Unaudited)		2010	2009	2008	2007	2006

Net asset value — Beginning of period	$5.860		$5.410	$4.330	$6.370	$6.450	$6.280

Income (Loss) From Operations

Net investment income(1)	$0.197		$0.425	$0.430	$0.452	$0.441	$0.431
Net realized and unrealized gain (loss)	0.140		0.477	1.118	(2.034)	(0.088)	0.169

Total income (loss) from operations	$0.337		$0.902	$1.548	$(1.582)	$0.353	$0.600

Less Distributions

From net investment income	$(0.207)		$(0.452)	$(0.468)	$(0.458)	$(0.433)	$(0.430)

Total distributions	$(0.207)		$(0.452)	$(0.468)	$(0.458)	$(0.433)	$(0.430)

Redemption fees(1)(2)	$0.000		$0.000	$0.000	$0.000	$0.000	$0.000

Net asset value — End of period	$5.990		$5.860	$5.410	$4.330	$6.370	$6.450

Total Return(3)	5.85	%(4)	17.35%	38.55%	(26.35)%	5.58%	9.85%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$98,392		$110,968	$113,900	$99,181	$173,448	$189,173
Ratios (as a percentage of average daily net assets):
Expenses(5)(6)	1.76	%(7)	1.79%	1.86%	1.82%	1.81%	1.81%
Net investment income	6.74	%(7)	7.59%	9.51%	7.76%	6.79%	6.76%
Portfolio Turnover of the Portfolio	40	%(4)	75%	74%	54%	84%	68%

(1)	Computed using average shares outstanding.
(2)	Amount is less than $0.0005.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(4)	Not annualized.
(5)	Includes the Fund’s share of the Portfolio’s allocated expenses.
(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.
(7)	Annualized.

See Notes to Financial Statements.

Eaton Vance
Income Fund of Boston

April 30, 2011

Financial Highlights — continued

	Class C

	Six Months Ended		Year Ended October 31,
	April 30, 2011
	(Unaudited)		2010	2009	2008	2007	2006

Net asset value — Beginning of period	$5.860		$5.410	$4.330	$6.370	$6.450	$6.280

Income (Loss) From Operations

Net investment income(1)	$0.197		$0.424	$0.430	$0.452	$0.440	$0.430
Net realized and unrealized gain (loss)	0.140		0.478	1.119	(2.034)	(0.087)	0.170

Total income (loss) from operations	$0.337		$0.902	$1.549	$(1.582)	$0.353	$0.600

Less Distributions

From net investment income	$(0.207)		$(0.452)	$(0.469)	$(0.458)	$(0.433)	$(0.430)

Total distributions	$(0.207)		$(0.452)	$(0.469)	$(0.458)	$(0.433)	$(0.430)

Redemption fees(1)(2)	$0.000		$0.000	$0.000	$0.000	$0.000	$0.000

Net asset value — End of period	$5.990		$5.860	$5.410	$4.330	$6.370	$6.450

Total Return(3)	5.85	%(4)	17.34%	38.58%	(26.35)%	5.57%	9.84%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$280,296		$255,375	$210,403	$129,369	$208,480	$192,526
Ratios (as a percentage of average daily net assets):
Expenses(5)(6)	1.76	%(7)	1.79%	1.86%	1.82%	1.81%	1.81%
Net investment income	6.72	%(7)	7.55%	9.42%	7.77%	6.78%	6.75%
Portfolio Turnover of the Portfolio	40	%(4)	75%	74%	54%	84%	68%

(1)	Computed using average shares outstanding.
(2)	Amount is less than $0.0005.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(4)	Not annualized.
(5)	Includes the Fund’s share of the Portfolio’s allocated expenses.
(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.
(7)	Annualized.

See Notes to Financial Statements.

Eaton Vance
Income Fund of Boston

April 30, 2011

Financial Highlights — continued

	Class I

	Six Months Ended		Year Ended October 31,
	April 30, 2011
	(Unaudited)		2010	2009	2008	2007	2006

Net asset value — Beginning of period	$5.860		$5.410	$4.330	$6.370	$6.450	$6.280

Income (Loss) From Operations

Net investment income(1)	$0.225		$0.477	$0.473	$0.506	$0.505	$0.492
Net realized and unrealized gain (loss)	0.130		0.478	1.128	(2.028)	(0.088)	0.171

Total income (loss) from operations	$0.355		$0.955	$1.601	$(1.522)	$0.417	$0.663

Less Distributions

From net investment income	$(0.235)		$(0.505)	$(0.521)	$(0.518)	$(0.497)	$(0.493)

Total distributions	$(0.235)		$(0.505)	$(0.521)	$(0.518)	$(0.497)	$(0.493)

Redemption fees(1)(2)	$0.000		$0.000	$0.000	$0.000	$0.000	$0.000

Net asset value — End of period	$5.980		$5.860	$5.410	$4.330	$6.370	$6.450

Total Return(3)	6.19	%(4)	18.47%	40.20%	(25.58)%	6.60%	10.93%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$926,827		$705,118	$410,590	$241,204	$56,913	$45,622
Ratios (as a percentage of average daily net assets):
Expenses(5)(6)	0.76	%(7)	0.79%	0.86%	0.82%	0.81%	0.81%
Net investment income	7.70	%(7)	8.49%	10.43%	9.14%	7.78%	7.73%
Portfolio Turnover of the Portfolio	40	%(4)	75%	74%	54%	84%	68%

(1)	Computed using average shares outstanding.
(2)	Amount is less than $0.0005.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(4)	Not annualized.
(5)	Includes the Fund’s share of the Portfolio’s allocated expenses.
(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.
(7)	Annualized.

See Notes to Financial Statements.

Eaton Vance
Income Fund of Boston

April 30, 2011

Financial Highlights — continued

	Class R

	Six Months Ended		Year Ended October 31,
	April 30, 2011
	(Unaudited)		2010	2009	2008	2007	2006

Net asset value — Beginning of period	$5.850		$5.400	$4.330	$6.370	$6.450	$6.280

Income (Loss) From Operations

Net investment income(1)	$0.211		$0.452	$0.450	$0.481	$0.471	$0.457
Net realized and unrealized gain (loss)	0.140		0.475	1.115	(2.033)	(0.086)	0.175

Total income (loss) from operations	$0.351		$0.927	$1.565	$(1.552)	$0.385	$0.632

Less Distributions

From net investment income	$(0.221)		$(0.477)	$(0.495)	$(0.488)	$(0.465)	$(0.462)

Total distributions	$(0.221)		$(0.477)	$(0.495)	$(0.488)	$(0.465)	$(0.462)

Redemption fees(1)(2)	$0.000		$0.000	$0.000	$0.000	$0.000	$0.000

Net asset value — End of period	$5.980		$5.850	$5.400	$4.330	$6.370	$6.450

Total Return(3)	6.11	%(4)	17.69%	39.38%	(25.96)%	6.09%	10.40%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$30,535		$29,793	$20,008	$11,318	$13,106	$4,459
Ratios (as a percentage of average daily net assets):
Expenses(5)(6)	1.26	%(7)	1.29%	1.36%	1.32%	1.30%	1.30%
Net investment income	7.23	%(7)	8.05%	9.85%	8.30%	7.28%	7.16%
Portfolio Turnover of the Portfolio	40	%(4)	75%	74%	54%	84%	68%

(1)	Computed using average shares outstanding.
(2)	Amount is less than $0.0005.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(4)	Not annualized.
(5)	Includes the Fund’s share of the Portfolio’s allocated expenses.
(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.
(7)	Annualized.

See Notes to Financial Statements.

Eaton Vance
Income Fund of Boston

April 30, 2011

Notes to Financial Statements (Unaudited)

1 Significant Accounting Policies

Eaton Vance Income Fund of Boston (the Fund) is a diversified series of Eaton Vance Series Trust II (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers five classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I and Class R shares are sold at net asset value and are not subject to a sales charge. Class B shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests all of its investable assets in interests in Boston Income Portfolio (the Portfolio), a Massachusetts business trust, having the same investment objectives and policies as the Fund. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (89.7% at April 30, 2011). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

A Investment Valuation — Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

B Income — The Fund’s net investment income or loss consists of the Fund’s pro-rata share of the net investment income or loss of the Portfolio and other income, less all actual and accrued expenses of the Fund.

C Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

At October 31, 2010, the Fund, for federal income tax purposes, had a capital loss carryforward of $166,821,586 which will reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. Such capital loss carryforward will expire on October 31, 2016 ($89,476,480) and October 31, 2017 ($77,345,106).

As of April 30, 2011, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each of the Fund’s federal tax returns filed in the 3-year period ended October 31, 2010 remains subject to examination by the Internal Revenue Service.

D Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust, (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

H Redemption Fees — Upon the redemption or exchange of shares by Class A, Class I and Class R shareholders within 90 days of the settlement of purchase, a fee of 1% of the current net asset value of these shares was assessed and retained by the Fund for the benefit of the remaining shareholders. The redemption fee was accounted for as an addition to paid-in capital. Effective January 1, 2011, Class A, Class I and Class R shares are no longer subject to a redemption fee.

Eaton Vance
Income Fund of Boston

April 30, 2011

Notes to Financial Statements (Unaudited) — continued

I Other — Investment transactions are accounted for on a trade date basis. Dividends to shareholders are recorded on the ex-dividend date.

J Interim Financial Statements — The interim financial statements relating to April 30, 2011 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Distributions to Shareholders

The Fund declares dividends daily to shareholders of record at the time of declaration. Distributions are generally paid monthly. Distributions of realized capital gains (reduced by available capital loss carryforwards from prior years, if any) are made at least annually. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

3 Transactions with Affiliates

Eaton Vance Management (EVM) serves as the administrator to the Fund, but receives no compensation. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio’s Notes to Financial Statements which are included elsewhere in this report. EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of these services. For the six months ended April 30, 2011, EVM earned $45,500 in sub-transfer agent fees. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $158,040 as its portion of the sales charge on sales of Class A shares for the six months ended April 30, 2011. EVD also received distribution and service fees from Class A, Class B, Class C and Class R shares (see Note 4) and contingent deferred sales charges (see Note 5).

Except for Trustees of the Fund and the Portfolio who are not members of EVM’s or BMR’s organizations, officers and Trustees receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund and the Portfolio are officers of the above organizations.

4 Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended April 30, 2011 amounted to $1,898,674 for Class A shares. The Fund also has in effect distribution plans for Class B shares (Class B Plan), Class C shares (Class C Plan) and Class R shares (Class R Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class B and Class C Plans, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 5% and 6.25% of the aggregate amount received by the Fund for Class B and Class C shares sold, respectively, plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD of each respective class, reduced by the aggregate amount of contingent deferred sales charges (see Note 5) and amounts theretofore paid or payable to EVD by each respective class. For the six months ended April 30, 2011, the Fund paid or accrued to EVD $393,664 and $996,999 for Class B and Class C shares, respectively, representing 0.75% (annualized) of the average daily net assets of Class B and Class C shares. At April 30, 2011, the amounts of Uncovered Distribution Charges of EVD calculated under the Class B and Class C Plans were approximately $6,486,000 and $27,738,000, respectively. The Class R Plan requires the Fund to pay EVD an amount equal to 0.50% per annum of its average daily net assets attributable to Class R shares for providing ongoing distribution services and facilities to the Fund. The Trustees of the Trust have currently limited Class R distribution payments to 0.25% per annum of the average daily net assets attributable to Class R shares. For the six months ended April 30, 2011, the Fund paid or accrued to EVD $37,131, representing 0.25% (annualized) of the average daily net assets of Class R shares.

Pursuant to the Class B, Class C and Class R Plans, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD and, as such, are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. Service fees paid or accrued for the six months ended April 30, 2011 amounted to $131,221, $332,333 and $37,131 for Class B, Class C and Class R shares, respectively.

Eaton Vance
Income Fund of Boston

April 30, 2011

Notes to Financial Statements (Unaudited) — continued

5 Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. The CDSC for Class B shares is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares are subject to a 1% CDSC if redeemed within one year of purchase. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSCs received on Class B and Class C redemptions are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Fund’s Class B and Class C Plans. CDSCs received on Class B and Class C redemptions when no Uncovered Distribution Charges exist are credited to the Fund. For the six months ended April 30, 2011, the Fund was informed that EVD received approximately $20,000, $64,000 and $20,000 of CDSCs paid by Class A, Class B and Class C shareholders, respectively.

6 Investment Transactions

For the six months ended April 30, 2011, increases and decreases in the Fund’s investment in the Portfolio aggregated $224,859,637 and $65,167,262, respectively.

7 Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

	Six Months Ended
	April 30, 2011	Year Ended
Class A	(Unaudited)	October 31, 2010

Sales	37,459,936	66,317,285
Issued to shareholders electing to receive payments of distributions in Fund shares	8,286,556	17,622,259
Redemptions	(37,026,615)	(85,509,831)
Exchange from Class B shares	2,227,455	1,158,974

Net increase (decrease)	10,947,332	(411,313)

	Six Months Ended
	April 30, 2011	Year Ended
Class B	(Unaudited)	October 31, 2010

Sales	1,068,370	2,325,466
Issued to shareholders electing to receive payments of distributions in Fund shares	387,162	1,002,817
Redemptions	(1,739,517)	(4,283,271)
Exchange to Class A shares	(2,223,829)	(1,156,918)

Net decrease	(2,507,814)	(2,111,906)

Eaton Vance
Income Fund of Boston

April 30, 2011

Notes to Financial Statements (Unaudited) — continued

	Six Months Ended
	April 30, 2011	Year Ended
Class C	(Unaudited)	October 31, 2010

Sales	7,167,525	12,561,477
Issued to shareholders electing to receive payments of distributions in Fund shares	965,769	1,993,272
Redemptions	(4,911,344)	(9,858,212)

Net increase	3,221,950	4,696,537

	Six Months Ended
	April 30, 2011	Year Ended
Class I	(Unaudited)	October 31, 2010

Sales	47,329,034	74,676,488
Issued to shareholders electing to receive payments of distributions in Fund shares	4,346,477	7,161,287
Redemptions	(17,234,689)	(37,355,574)

Net increase	34,440,822	44,482,201

	Six Months Ended
	April 30, 2011	Year Ended
Class R	(Unaudited)	October 31, 2010

Sales	895,920	2,269,057
Issued to shareholders electing to receive payments of distributions in Fund shares	162,470	319,439
Redemptions	(1,043,900)	(1,201,934)

Net increase	14,490	1,386,562

For the six months ended April 30, 2011 and the year ended October 31, 2010, the Fund received $12,924 and $66,782, respectively, in redemption fees.

Boston Income Portfolio

April 30, 2011

Portfolio of Investments (Unaudited)

Senior Floating-Rate Interests — 5.4%(1)

	Principal
	Amount
Borrower/Tranche Description	(000’s omitted)	Value

Automotive — 0.5%

Pinafore, LLC, Term Loan, 4.25%, Maturing 9/29/16	$15,254	$15,418,310

		$15,418,310

Broadcasting — 0.4%

HIT Entertainment, Inc., Term Loan - Second Lien, 5.82%, Maturing 2/26/13	$13,910	$12,913,112

		$12,913,112

Building Materials — 0.4%

Goodman Global Holdings, Inc., Term Loan, 5.75%, Maturing 10/28/16	$4,876	$4,925,762
Panolam Industries Holdings, Inc., Term Loan, 8.25%, Maturing 12/31/13	5,076	4,694,943
Panolam Industries Holdings, Inc., Term Loan - Second Lien, 10.00%, Maturing 6/30/14	4,223	3,902,293

		$13,522,998

Consumer Products — 0.4%

Amscan Holdings, Inc., Term Loan, 6.75%, Maturing 12/4/17	$13,433	$13,570,116

		$13,570,116

Diversified Financial Services — 0.2%

First Data Corp., Term Loan, 2.96%, Maturing 9/24/14	$5,632	$5,358,299

		$5,358,299

Electronics / Electrical — 0.5%

Edwards (Cayman Island II), Ltd., Term Loan, 5.50%, Maturing 5/31/16	$8,878	$8,911,042
Spectrum Brands, Inc., Term Loan, 5.01%, Maturing 6/17/16	8,878	8,991,891

		$17,902,933

Food Service — 0.6%

Del Monte Corp., Term Loan, 4.50%, Maturing 3/8/18	$11,900	$11,965,973
DineEquity, Inc., Term Loan, 4.25%, Maturing 10/19/17	2,511	2,544,146
Dunkin Brands, Inc., Term Loan, 4.25%, Maturing 11/23/17	3,262	3,290,611
U.S. Foodservice, Inc., Term Loan, 2.71%, Maturing 7/3/14	1,990	1,929,144

		$19,729,874

Gaming — 0.2%

Cannery Casino Resorts, LLC, Term Loan - Second Lien, 4.46%, Maturing 5/16/14	$3,220	$2,994,600
Great Lakes Entertainment, Term Loan, 9.00%, Maturing 8/15/12	2,303	2,222,834

		$5,217,434

Health Care — 0.4%

Axcan Pharma, Inc., Term Loan, 5.50%, Maturing 2/10/17	$10,274	$10,274,250
MedAssets, Inc., Term Loan, 5.25%, Maturing 11/16/16	2,874	2,904,332

		$13,178,582

Hotels — 0.1%

CCM Merger, Inc., Term Loan, 7.00%, Maturing 3/1/17	$4,100	$4,161,500

		$4,161,500

Insurance — 0.2%

HUB International Holdings, Inc., Term Loan, 6.75%, Maturing 6/13/14	$4,900	$4,915,565

		$4,915,565

Services — 0.1%

Brickman Group Holdings, Inc., Term Loan, 7.25%, Maturing 10/14/16	$2,993	$3,058,583

		$3,058,583

Super Retail — 0.8%

Burlington Coat Factory Warehouse Corp., Term Loan, 6.25%, Maturing 2/18/17	$10,474	$10,476,662
General Nutrition Centers, Inc., Term Loan, 4.25%, Maturing 3/2/18	16,350	16,426,534

		$26,903,196

See Notes to Financial Statements.

Boston Income Portfolio

April 30, 2011

Portfolio of Investments (Unaudited) — continued

	Principal
	Amount
Borrower/Tranche Description	(000’s omitted)	Value

Transportation Ex Air / Rail — 0.2%

CEVA Group PLC, Term Loan, 5.27%, Maturing 8/31/16	$3,890	$3,826,485
CEVA Group PLC, Term Loan, 5.27%, Maturing 8/31/16	1,774	1,745,345
CEVA Group PLC, Term Loan, 5.31%, Maturing 8/31/16	1,991	1,958,562

		$7,530,392

Utilities — 0.4%

TXU Texas Competitive Electric Holdings Co., LLC, Term Loan, 3.73%, Maturing 10/10/14	$16,810	$14,372,318

		$14,372,318

Total Senior Floating-Rate Interests
(identified cost $177,845,511)		$177,753,212

Corporate Bonds & Notes — 84.9%

	Principal
	Amount
Security	(000’s omitted)	Value

Aerospace — 0.3%

Alliant Techsystems, Inc., 6.875%, 9/15/20	$2,335	$2,463,425
Huntington Ingalls Industries, Inc., 6.875%, 3/15/18(2)	475	502,313
Huntington Ingalls Industries, Inc., 7.125%, 3/15/21(2)	6,640	7,021,800

		$9,987,538

Aerospace and Defense — 0.6%

BE Aerospace, Inc., 6.875%, 10/1/20	$4,565	$4,827,488
TransDigm, Inc., Sr. Sub. Notes, 7.75%, 12/15/18(2)	15,245	16,502,712

		$21,330,200

Air Transportation — 0.4%

American Airlines, Inc., Sr. Notes, 7.50%, 3/15/16(2)	$10,670	$10,536,625
Continental Airlines, 7.033%, 12/15/12	717	718,939
United Air Lines, Inc., Sr. Notes, 9.875%, 8/1/13(2)	824	876,530

		$12,132,094

Automotive — 0.6%

Pinafore, LLC/Pinafore, Inc., Sr. Notes, 9.00%, 10/1/18(2)	$19,190	$21,061,025

		$21,061,025

Automotive & Auto Parts — 4.4%

Accuride Corp., Sr. Notes, 9.50%, 8/1/18	$4,575	$5,124,000
Affinia Group, Inc., Sr. Notes, 10.75%, 8/15/16(2)	6,600	7,524,000
Affinia Group, Inc., Sr. Sub. Notes, 9.00%, 11/30/14(2)	875	904,531
Allison Transmission, Inc., 7.125%, 5/15/19(2)	7,430	7,560,025
Allison Transmission, Inc., 11.00%, 11/1/15(2)	1,455	1,589,588
Allison Transmission, Inc., (PIK), 11.25%, 11/1/15(2)	18,639	20,687,537
American Axle & Manufacturing Holdings, Inc., Sr. Notes, 9.25%, 1/15/17(2)	12,365	13,879,712
Commercial Vehicle Group, Inc., Sr. Notes, 7.875%, 4/15/19(2)	3,805	3,909,637
Ford Motor Credit Co., LLC, Sr. Notes, 5.75%, 2/1/21	8,340	8,543,821
Ford Motor Credit Co., LLC, Sr. Notes, 8.00%, 12/15/16	16,305	18,983,471
Ford Motor Credit Co., LLC, Sr. Notes, 8.125%, 1/15/20	4,565	5,434,505
Ford Motor Credit Co., LLC, Sr. Notes, 12.00%, 5/15/15	4,785	6,113,661
Goodyear Tire & Rubber Co. (The), Sr. Notes, 10.50%, 5/15/16	3,097	3,522,838
Lear Corp., 7.875%, 3/15/18	1,810	1,995,525
Meritor, Inc., 8.125%, 9/15/15	2,400	2,544,000
Meritor, Inc., 10.625%, 3/15/18	4,290	4,879,875
Navistar International Corp., 8.25%, 11/1/21	10,140	11,356,800
Pittsburgh Glass Works, LLC, Sr. Notes, 8.50%, 4/15/16(2)	3,330	3,496,500
Tower Automotive Holdings USA, LLC/TA Holding Finance, Inc., Sr. Notes, 10.625%, 9/1/17(2)	9,217	10,357,604
Uncle Acquisition 2010 Corp., Sr. Notes, 8.625%, 2/15/19(2)	3,855	4,115,212
Visteon Corp., Sr. Notes, 6.75%, 4/15/19(2)	2,395	2,383,025

		$144,905,867

Banks and Thrifts — 1.5%

Ally Financial, Inc., 8.00%, 11/1/31	$14,230	$16,115,475
Ally Financial, Inc., 8.30%, 2/12/15	18,240	20,565,600
General Motors Acceptance Corp., 7.00%, 2/1/12	500	517,500
General Motors Acceptance Corp., 8.00%, 12/31/18	9,290	10,311,900

		$47,510,475

Broadcasting — 1.1%

Citadel Broadcasting Corp., 7.75%, 12/15/18(2)	$5,430	$5,905,125
Clear Channel Communications, Inc., Sr. Notes, 4.40%, 5/15/11	6,020	6,035,050
Cumulus Media, Inc., Sr. Notes, 7.75%, 5/1/19(2)	4,785	4,785,000

See Notes to Financial Statements.

Boston Income Portfolio

April 30, 2011

Portfolio of Investments (Unaudited) — continued

	Principal
	Amount
Security	(000’s omitted)	Value

Broadcasting (continued)

Rainbow National Services, LLC, Sr. Sub. Notes, 10.375%, 9/1/14(2)	$2,490	$2,595,825
XM Satellite Radio Holdings, Inc., 13.00%, 8/1/14(2)	15,340	18,292,950

		$37,613,950

Building Materials — 0.4%

Building Materials Corp. of America, Sr. Notes, 6.75%, 5/1/21(2)	$9,570	$9,725,512
Interface, Inc., Sr. Notes, 7.625%, 12/1/18	3,155	3,395,569

		$13,121,081

Cable / Satellite TV — 0.9%

Bresnan Broadband Holdings, LLC, 8.00%, 12/15/18(2)	$1,440	$1,537,200
Cablevision Systems Corp., Sr. Notes, 7.75%, 4/15/18	3,285	3,597,075
Cablevision Systems Corp., Sr. Notes, 8.625%, 9/15/17	2,265	2,548,125
CCO Holdings, LLC/CCO Capital Corp., 8.125%, 4/30/20	940	1,050,450
Mediacom Broadband Corp., Sr. Notes, 8.50%, 10/15/15	11,240	11,745,800
Mediacom, LLC/Mediacom Capital Corp., Sr. Notes, 9.125%, 8/15/19	1,570	1,711,300
National Cable PLC, Sr. Notes, 9.125%, 8/15/16	7,100	7,552,625

		$29,742,575

Capital Goods — 1.7%

American Railcar Industry, Sr. Notes, 7.50%, 3/1/14	$3,895	$4,021,587
Amsted Industries, Inc., Sr. Notes, 8.125%, 3/15/18(2)	9,585	10,303,875
Chart Industries, Inc., Sr. Sub. Notes, 9.125%, 10/15/15	3,575	3,758,219
Greenbrier Cos., Inc., 8.375%, 5/15/15	480	494,400
Griffon Corp., 7.125%, 4/1/18(2)	7,120	7,413,700
Manitowoc Co., Inc. (The), 8.50%, 11/1/20	5,920	6,512,000
Manitowoc Co., Inc. (The), 9.50%, 2/15/18	2,475	2,784,375
RBS Global & Rexnord Corp., 11.75%, 8/1/16	5,290	5,699,975
Terex Corp., Sr. Notes, 10.875%, 6/1/16	11,975	14,070,625

		$55,058,756

Chemicals — 3.1%

Celanese US Holdings, LLC, 6.625%, 10/15/18	$2,745	$2,902,838
CF Industries, Inc., Sr. Notes, 6.875%, 5/1/18	9,045	10,232,156
CF Industries, Inc., Sr. Notes, 7.125%, 5/1/20	6,735	7,728,412
Chemtura Corp., 7.875%, 9/1/18(2)	6,300	6,772,500
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC, Sr. Notes, 9.00%, 11/15/20(2)	3,190	3,453,175
INEOS Finance PLC, Sr. Notes, 9.00%, 5/15/15(2)	8,320	9,152,000
INEOS Group Holdings PLC, Sr. Sub. Notes, 8.50%, 2/15/16(2)	8,975	9,334,000
Koppers, Inc., 7.875%, 12/1/19	2,130	2,332,350
Kraton Polymers, LLC, Sr. Notes, 6.75%, 3/1/19(2)	2,355	2,407,988
LBI Escrow Corp., Sr. Notes, 8.00%, 11/1/17(2)	5,036	5,627,730
Lyondell Chemical Co., Sr. Notes, 11.00%, 5/1/18	11,515	13,069,525
Momentive Performance Materials, Inc., 9.00%, 1/15/21(2)	890	961,200
Nova Chemicals Corp., Sr. Notes, 8.375%, 11/1/16	5,500	6,242,500
Polymer Group, Inc., Sr. Notes, 7.75%, 2/1/19(2)	6,490	6,782,050
PolyOne Corp., Sr. Notes, 7.375%, 9/15/20	1,830	1,956,956
Polypore International, Inc., 7.50%, 11/15/17(2)	2,290	2,437,419
Solutia, Inc., 8.75%, 11/1/17	4,840	5,378,450
Vertellus Specialties, Inc., Sr. Notes, 9.375%, 10/1/15(2)	3,685	3,887,675

		$100,658,924

Consumer Products — 2.1%

ACCO Brands Corp., Sr. Notes, 10.625%, 3/15/15	$6,630	$7,508,475
Amscan Holdings, Inc., Sr. Sub. Notes, 8.75%, 5/1/14	19,400	19,763,750
Revlon Consumer Products Corp., 9.75%, 11/15/15	11,850	12,975,750
Scotts Miracle-Gro Co. (The), 7.25%, 1/15/18	1,790	1,919,775
Sealy Mattress Co., Sr. Notes, 10.875%, 4/15/16(2)	11,704	13,225,520
Spectrum Brands Holdings, Inc., (PIK), 12.00%, 8/28/19	10,467	11,775,375

		$67,168,645

Containers — 2.1%

Ardagh Packaging Finance PLC, 9.125%, 10/15/20(2)	$3,735	$4,145,850
Ardagh Packaging Finance PLC, Sr. Notes, 7.375%, 10/15/17(2)	2,665	2,874,869
BWAY Holding Co., 10.00%, 6/15/18	1,855	2,045,137
Intertape Polymer US, Inc., Sr. Sub. Notes, 8.50%, 8/1/14	5,160	4,818,150
Reynolds Group Holdings, Inc., Sr. Notes, 6.875%, 2/15/21(2)	13,555	14,046,369
Reynolds Group Holdings, Inc., Sr. Notes, 7.125%, 4/15/19(2)	4,600	4,818,500
Reynolds Group Holdings, Inc., Sr. Notes, 8.25%, 2/15/21(2)	11,020	11,254,175

See Notes to Financial Statements.

Boston Income Portfolio

April 30, 2011

Portfolio of Investments (Unaudited) — continued

	Principal
	Amount
Security	(000’s omitted)	Value

Containers (continued)

Reynolds Group Holdings, Inc., Sr. Notes, 8.50%, 5/15/18(2)	$8,930	$9,242,550
Reynolds Group Holdings, Inc., Sr. Notes, 9.00%, 4/15/19(2)	15,595	16,511,206

		$69,756,806

Diversified Financial Services — 2.1%

AWAS Aviation Capital, Ltd., Sr. Notes, 7.00%, 10/15/16(2)	$11,718	$12,011,123
Cantor Fitzgerald, L.P., 7.875%, 10/15/19(2)	5,410	5,759,594
CIT Group, Inc., Sr. Notes, 5.25%, 4/1/14(2)	9,040	9,264,897
CIT Group, Inc., Sr. Notes, 7.00%, 5/1/14	4,780	4,881,575
CIT Group, Inc., Sr. Notes, 7.00%, 5/1/17	11,565	11,687,878
E*Trade Financial Corp., Sr. Notes, 7.375%, 9/15/13	16,420	16,625,250
TransUnion LLC/TransUnion Financing Corp., 11.375%, 6/15/18	6,890	7,992,400

		$68,222,717

Diversified Media — 2.5%

Catalina Marketing Corp., (PIK), 10.50%, 10/1/15(2)	$9,694	$10,493,755
Catalina Marketing Corp., 11.625%, 10/1/17(2)	13,835	15,771,900
Checkout Holding Corp., Sr. Notes, 0.00%, 11/15/15(2)	13,300	8,778,000
Clear Channel Worldwide Holdings, Inc., Series B, 9.25%, 12/15/17	4,900	5,475,750
inVentiv Health, Inc., Sr. Notes, 10.00%, 8/15/18(2)	3,205	3,421,337
LBI Media, Inc., Sr. Disc. Notes, 11.00%, 10/15/13	1,860	1,846,050
LBI Media, Inc., Sr. Notes, 9.25%, 4/15/19(2)	6,460	6,621,500
MDC Partners, Inc., 11.00%, 11/1/16	7,310	8,223,750
MDC Partners, Inc., 11.00%, 11/1/16(2)	4,840	5,396,600
Nielsen Finance, LLC, 11.50%, 5/1/16	4,336	5,149,000
Nielsen Finance, LLC, Sr. Notes, 11.625%, 2/1/14	518	613,830
WMG Acquisition Corp., Sr. Notes, 9.50%, 6/15/16	10,615	11,358,050

		$83,149,522

Energy — 8.0%

Anadarko Petroleum Corp., Sr. Notes, 6.375%, 9/15/17	$11,215	$12,690,412
ATP Oil & Gas Corp., Sr. Notes, 11.875%, 5/1/15	12,235	12,785,575
Basic Energy Services, Inc., 7.75%, 2/15/19(2)	1,410	1,484,025
Berry Petroleum Co., Sr. Notes, 10.25%, 6/1/14	6,755	7,886,462
Bill Barrett Corp., 9.875%, 7/15/16	1,410	1,610,925
Calfrac Holdings, LP, Sr. Notes, 7.50%, 12/1/20(2)	2,860	3,003,000
Carrizo Oil & Gas, Inc., 8.625%, 10/15/18(2)	14,575	15,631,687
CHC Helicopter SA, Sr. Notes, 9.25%, 10/15/20(2)	22,735	22,393,975
Chesapeake Midstream Partners, LP/Chesapeake Midstream Partners Finance Corp., 5.875%, 4/15/21(2)	4,815	4,869,169
Coffeyville Resources, LLC/Coffeyville Finance, Inc., Sr. Notes, 9.00%, 4/1/15(2)	7,569	8,288,055
Compton Petroleum Finance Corp., 10.00%, 9/15/17	3,516	2,637,081
Concho Resources, Inc., Sr. Notes, 7.00%, 1/15/21	5,535	5,853,263
Continental Resources, Inc., 7.125%, 4/1/21	2,290	2,444,575
Continental Resources, Inc., 7.375%, 10/1/20	925	1,001,313
Denbury Resources, Inc., 8.25%, 2/15/20	5,335	5,975,200
Denbury Resources, Inc., Sr. Sub. Notes, 9.75%, 3/1/16	9,875	11,183,437
EXCO Resources, Inc., 7.50%, 9/15/18	2,295	2,338,031
Forbes Energy Services, Sr. Notes, 11.00%, 2/15/15	9,520	10,186,400
Frac Tech Services, LLC/Frac Tech Finance, Inc., 7.125%, 11/15/18(2)	4,540	4,846,450
Frontier Oil Corp., 6.875%, 11/15/18	1,825	1,916,250
GMX Resources, Inc., 11.375%, 2/15/19(2)	6,580	6,596,450
Goodrich Petroleum Corp., 8.875%, 3/15/19(2)	5,685	5,770,275
Harvest Operations Corp., 6.875%, 10/1/17(2)	2,710	2,848,888
Holly Corp., 9.875%, 6/15/17	5,995	6,789,337
Oasis Petroleum, Inc., Sr. Notes, 7.25%, 2/1/19(2)	2,230	2,257,875
Petroleum Development Corp., Sr. Notes, 12.00%, 2/15/18	3,885	4,419,188
Petroplus Finance, Ltd., 6.75%, 5/1/14(2)	955	940,675
Petroplus Finance, Ltd., 7.00%, 5/1/17(2)	6,105	5,830,275
Petroplus Finance, Ltd., Sr. Notes, 9.375%, 9/15/19(2)	9,505	9,695,100
Precision Drilling Corp., 6.625%, 11/15/20(2)	6,530	6,774,875
Quicksilver Resources, Inc., Sr. Notes, 11.75%, 1/1/16	14,465	16,996,375
Range Resources Corp., 6.75%, 8/1/20	5,485	5,896,375
Rosetta Resources, Inc., 9.50%, 4/15/18	3,375	3,763,125
SandRidge Energy, Inc., 7.50%, 3/15/21(2)	3,280	3,456,300
SESI, LLC, 6.375%, 5/1/19(2)	9,595	9,714,937
SESI, LLC, Sr. Notes, 6.875%, 6/1/14	1,150	1,180,188
SM Energy Co., Sr. Notes, 6.625%, 2/15/19(2)	2,350	2,432,250
Southwestern Energy Co., Sr. Notes, 7.50%, 2/1/18	9,050	10,328,312
Venoco, Inc., 11.50%, 10/1/17	1,870	2,085,050
Venoco, Inc., Sr. Notes, 8.875%, 2/15/19(2)	13,000	13,065,000
Xinergy Corp., Sr. Notes, 9.25%, 5/15/19	1,015	1,015,000

		$260,881,135

See Notes to Financial Statements.

Boston Income Portfolio

April 30, 2011

Portfolio of Investments (Unaudited) — continued

	Principal
	Amount
Security	(000’s omitted)	Value

Entertainment / Film — 1.0%

AMC Entertainment, Inc., Sr. Notes, 8.75%, 6/1/19	$1,865	$2,032,850
Live Nation Entertainment, Inc., Sr. Notes, 8.125%, 5/15/18(2)	1,940	1,988,500
NAI Entertainment Holdings, LLC, Sr. Notes, 8.25%, 12/15/17(2)	2,875	3,119,375
Regal Entertainment Group, 9.125%, 8/15/18	13,315	14,346,912
Ticketmaster Entertainment, Inc., 10.75%, 8/1/16	9,430	10,361,213

		$31,848,850

Environmental — 0.2%

Casella Waste Systems, Inc., 7.75%, 2/15/19(2)	$1,410	$1,448,775
Casella Waste Systems, Inc., Sr. Notes, 11.00%, 7/15/14	2,350	2,676,063
Clean Harbors, Inc., Sr. Notes, 7.625%, 8/15/16(2)	3,555	3,821,625

		$7,946,463

Food / Beverage / Tobacco — 2.3%

ASG Consolidated, LLC/ASG Finance, Inc., Sr. Notes, 15.00%, 5/15/17(2)	$6,012	$6,136,932
ASG Consolidated, LLC/ASG Finance, Inc., Sr. Sub. Notes, 10.75%, 5/15/16(2)	11,070	12,010,950
Blue Merger Sub, Inc., 7.625%, 2/15/19(2)	16,385	16,856,069
Dole Foods Co., Sr. Notes, 13.875%, 3/15/14	6,998	8,555,055
Michael Foods, Inc., Sr. Notes, 9.75%, 7/15/18(2)	9,060	9,988,650
Pinnacle Foods Finance, LLC, 10.625%, 4/1/17	2,050	2,214,000
Smithfield Foods, Inc., Sr. Notes, 10.00%, 7/15/14	8,315	9,894,850
U.S. Foodservice, Inc., Sr. Notes, 10.25%, 6/30/15(2)	8,735	9,280,937

		$74,937,443

Gaming — 6.5%

Ameristar Casinos, Inc., Sr. Notes, 7.50%, 4/15/21(2)	$2,375	$2,443,281
Buffalo Thunder Development Authority, 9.375%, 12/15/14(2)(3)	11,355	4,201,350
CCM Merger, Inc., 8.00%, 8/1/13(2)	4,865	4,877,162
Chukchansi EDA, Sr. Notes, Variable Rate, 3.943%, 11/15/12(2)	5,045	4,061,225
Eldorado Casino Shreveport, (PIK), 10.00%, 8/1/12(4)	518	496,951
Fontainebleau Las Vegas Casino, LLC, 11.00%, 6/15/15(2)(3)	19,830	10,312
Harrah’s Operating Co., Inc., 5.375%, 12/15/13	3,725	3,548,063
Harrah’s Operating Co., Inc., 5.625%, 6/1/15	28,075	23,723,375
Harrah’s Operating Co., Inc., 10.00%, 12/15/15	5,840	5,986,000
Harrah’s Operating Co., Inc., 12.75%, 4/15/18(2)	17,510	17,947,750
Harrah’s Operating Co., Inc., Sr. Notes, 10.00%, 12/15/18	2,280	2,151,750
Harrah’s Operating Co., Inc., Sr. Notes, 11.25%, 6/1/17	13,160	15,068,200
Inn of the Mountain Gods Resort & Casino, Sr. Notes, (PIK), 1.25%, 11/30/20(2)(4)	5,339	2,435,919
Inn of the Mountain Gods Resort & Casino, Sr. Notes, 8.75%, 11/30/20(2)(4)	2,373	2,373,000
Majestic HoldCo, LLC, 12.50%, 10/15/11(2)(3)	3,390	339
Mandalay Resort Group, 6.375%, 12/15/11	9,765	9,960,300
Mandalay Resort Group, 7.625%, 7/15/13	2,965	2,994,650
MCE Finance, Ltd., Sr. Notes, 10.25%, 5/15/18	7,080	8,310,150
MGM Resorts International, 6.75%, 9/1/12	2,430	2,496,825
MGM Resorts International, 6.75%, 4/1/13	10,390	10,623,775
MGM Resorts International, Sr. Notes, 9.00%, 3/15/20	2,250	2,520,000
MGM Resorts International, Sr. Notes, 10.375%, 5/15/14	4,625	5,370,781
MGM Resorts International, Sr. Notes, 11.125%, 11/15/17	4,790	5,592,325
Mohegan Tribal Gaming Authority, Sr. Sub. Notes, 6.875%, 2/15/15	7,630	5,455,450
Mohegan Tribal Gaming Authority, Sr. Sub. Notes, 7.125%, 8/15/14	7,140	5,265,750
Mohegan Tribal Gaming Authority, Sr. Sub. Notes, 8.00%, 4/1/12	15,085	13,048,525
Mohegan Tribal Gaming Authority, Sr. Sub. Notes, 11.50%, 11/1/17(2)	5,385	5,580,206
Peninsula Gaming, LLC, 8.375%, 8/15/15(2)	2,815	3,026,125
Peninsula Gaming, LLC, 8.375%, 8/15/15	1,350	1,451,250
Peninsula Gaming, LLC, 10.75%, 8/15/17(2)	3,290	3,651,900
Peninsula Gaming, LLC, 10.75%, 8/15/17	8,250	9,157,500
Sugarhouse HSP Gaming Property, LP/Sugarhouse HSP Gaming Finance Corp., 8.625%, 4/15/16(2)	2,590	2,658,920
Tunica-Biloxi Gaming Authority, Sr. Notes, 9.00%, 11/15/15(2)	9,455	9,514,094
Waterford Gaming, LLC, Sr. Notes, 8.625%, 9/15/14(2)(4)	9,260	5,971,878
Wynn Las Vegas, LLC/Wynn Las Vegas Capital Corp., 7.75%, 8/15/20	9,145	10,036,637

		$212,011,718

Health Care — 6.3%

Accellent, Inc., Sr. Notes, 8.375%, 2/1/17	$9,280	$9,987,600
Alere, Inc., Sr. Notes, 7.875%, 2/1/16	5,460	5,842,200
American Renal Holdings, Sr. Notes, 8.375%, 5/15/18	1,820	1,929,200

See Notes to Financial Statements.

Boston Income Portfolio

April 30, 2011

Portfolio of Investments (Unaudited) — continued

	Principal
	Amount
Security	(000’s omitted)	Value

Health Care (continued)

AMGH Merger Sub, Inc., 9.25%, 11/1/18(2)	$5,230	$5,661,475
Biomet, Inc., (PIK), 10.375%, 10/15/17	8,570	9,566,263
Biomet, Inc., 11.625%, 10/15/17	32,435	36,975,900
ConvaTec Healthcare E SA, Sr. Notes, 10.50%, 12/15/18(2)	19,765	21,395,612
DJO Finance, LLC/DJO Finance Corp., 7.75%, 4/15/18(2)	3,785	3,903,281
DJO Finance, LLC/DJO Finance Corp., 10.875%, 11/15/14	14,170	15,498,438
Endo Pharmaceuticals Holdings, Inc., 7.00%, 12/15/20(2)	1,835	1,890,050
Fresenius US Finance II, Inc., Sr. Notes, 9.00%, 7/15/15(2)	3,685	4,242,356
HCA, Inc., 9.25%, 11/15/16	10,125	10,909,688
HCA, Inc., (PIK), 9.625%, 11/15/16	1,740	1,872,675
HCA, Inc., Sr. Notes, 9.875%, 2/15/17	9,715	10,929,375
Multiplan, Inc., 9.875%, 9/1/18(2)	9,515	10,347,563
Patheon, Inc., Sr. Notes, 8.625%, 4/15/17(2)	3,600	3,771,000
Quintiles Transnational Corp., Sr. Notes, (PIK), 9.50%, 12/30/14(2)	23,705	24,356,887
Res-Care, Inc., Sr. Notes, 10.75%, 1/15/19(2)	8,290	9,056,825
Rotech Healthcare, Inc., 10.50%, 3/15/18(2)	6,640	6,756,200
Stewart Enterprises, Inc., 6.50%, 4/15/19(2)	1,900	1,923,750
STHI Holding Corp., 8.00%, 3/15/18(2)	4,840	4,997,300
Warner Chilcott Co. LLC, 7.75%, 9/15/18(2)	2,995	3,170,956

		$204,984,594

Homebuilders / Real Estate — 1.3%

CB Richard Ellis Service, Inc., 6.625%, 10/15/20	$8,930	$9,376,500
CB Richard Ellis Service, Inc., Sr. Sub. Notes, 11.625%, 6/15/17	22,945	27,247,188
Tutor Perini Corp., 7.625%, 11/1/18(2)	6,425	6,585,625

		$43,209,313

Insurance — 0.4%

Alliant Holdings I, Inc., 11.00%, 5/1/15(2)	$5,665	$6,019,062
HUB International Holdings, Inc., Sr. Notes, 9.00%, 12/15/14(2)	4,265	4,462,256
U.S.I. Holdings Corp., Sr. Notes, Variable Rate, 4.188%, 11/15/14(2)	2,135	2,076,288

		$12,557,606

Leisure — 1.9%

NCL Corp, Ltd., Sr. Notes, 9.50%, 11/15/18(2)	$2,720	$2,903,600
NCL Corp, Ltd., Sr. Notes, 11.75%, 11/15/16	10,600	12,481,500
Royal Caribbean Cruises, Sr. Notes, 6.875%, 12/1/13	4,095	4,407,244
Royal Caribbean Cruises, Sr. Notes, 7.00%, 6/15/13	5,505	5,952,281
Royal Caribbean Cruises, Sr. Notes, 7.25%, 6/15/16	2,185	2,343,413
Royal Caribbean Cruises, Sr. Notes, 7.25%, 3/15/18	4,390	4,664,375
Universal City Development Partners, Ltd./UCDP Finance, Inc., 8.875%, 11/15/15	9,955	11,000,275
Universal City Development Partners, Ltd./UCDP Finance, Inc., 10.875%, 11/15/16	13,165	15,073,925
Vail Resorts, Inc., Sr. Sub. Notes, 6.50%, 5/1/19(2)	2,420	2,480,500

		$61,307,113

Metals / Mining — 3.2%

Arch Coal, Inc., 7.25%, 10/1/20	$3,175	$3,440,906
Arch Coal, Inc., Sr. Notes, 8.75%, 8/1/16	2,660	2,992,500
CII Carbon, LLC, 11.125%, 11/15/15(2)	5,855	6,147,750
CII Carbon, LLC, Sr. Notes, 8.00%, 12/1/18(2)	8,495	8,962,225
Cloud Peak Energy Resources, LLC/Cloud Peak Energy Finance Corp., 8.50%, 12/15/19	10,620	11,867,850
Consol Energy, Inc., 8.00%, 4/1/17	5,395	5,988,450
Consol Energy, Inc., 8.25%, 4/1/20	4,520	5,062,400
FMG Resources PTY, Ltd., Sr. Notes, 7.00%, 11/1/15(2)	22,750	24,115,000
James River Escrow, Inc., Sr. Notes, 7.875%, 4/1/19(2)	3,330	3,504,825
Murray Energy Corp., Sr. Notes, 10.25%, 10/15/15(2)	12,040	13,003,200
Novelis, Inc., 8.375%, 12/15/17	9,225	10,239,750
Novelis, Inc., 8.75%, 12/15/20	9,225	10,355,063

		$105,679,919

Paper — 2.5%

Boise Paper Holdings, LLC, 8.00%, 4/1/20	$1,805	$1,967,450
Boise Paper Holdings, LLC, 9.00%, 11/1/17	7,295	8,161,281
Domtar Corp., Sr. Notes, 10.75%, 6/1/17	8,205	10,420,350
NewPage Corp., Sr. Notes, 11.375%, 12/31/14	18,710	18,710,000
Sappi Papier Holdings GmbH, Sr. Notes, 6.625%, 4/15/21(2)	13,695	13,950,795
Verso Paper Holdings, LLC/Verso Paper, Inc., 11.375%, 8/1/16	17,925	19,179,750
Verso Paper Holdings, LLC/Verso Paper, Inc., Sr. Notes, 8.75%, 2/1/19(2)	7,065	7,329,938
Verso Paper Holdings, LLC/Verso Paper, Inc., Sr. Notes, Variable Rate, 4.054%, 8/1/14	975	950,625

		$80,670,189

See Notes to Financial Statements.

Boston Income Portfolio

April 30, 2011

Portfolio of Investments (Unaudited) — continued

	Principal
	Amount
Security	(000’s omitted)	Value

Railroad — 0.5%

Kansas City Southern Mexico, Sr. Notes, 7.375%, 6/1/14	$2,350	$2,449,875
Kansas City Southern Mexico, Sr. Notes, 7.625%, 12/1/13	8,155	8,346,643
Kansas City Southern Mexico, Sr. Notes, 8.00%, 6/1/15	6,410	6,986,900

		$17,783,418

Restaurants — 1.0%

Dunkin Finance Corp., Sr. Notes, 9.625%, 12/1/18(2)	$17,997	$18,446,925
NPC International, Inc., Sr. Sub. Notes, 9.50%, 5/1/14	12,400	12,725,500

		$31,172,425

Services — 5.2%

Abengoa Finance SAU, 8.875%, 11/1/17(2)	$5,225	$5,329,500
Aramark Holdings Corp., Sr. Notes, (PIK), 8.625%, 5/1/16(2)	4,490	4,635,925
Avis Budget Car Rental, LLC/Avis Budget Finance, Inc., 9.625%, 3/15/18	6,005	6,695,575
Diversey Holdings, Inc., Sr. Notes, 10.50%, 5/15/20	9,113	10,662,111
Education Management, LLC, Sr. Notes, 8.75%, 6/1/14	10,305	10,562,625
Education Management, LLC, Sr. Sub. Notes, 10.25%, 6/1/16	17,850	18,675,562
Hertz Corp., 7.50%, 10/15/18(2)	75	79,125
Hertz Corp., 8.875%, 1/1/14	485	499,550
Laureate Education, Inc., 10.00%, 8/15/15(2)	26,656	28,188,720
Laureate Education, Inc., (PIK), 10.25%, 8/15/15(2)	29,609	30,744,336
Laureate Education, Inc., 11.75%, 8/15/17(2)	13,854	15,308,670
MediMedia USA, Inc., Sr. Sub. Notes, 11.375%, 11/15/14(2)	5,110	4,426,538
Muzak, LLC/Muzak Finance, Sr. Notes, (PIK), 15.00%, 7/31/14	1,928	1,822,177
RSC Equipment Rental, Inc., 10.25%, 11/15/19	4,495	5,180,487
RSC Equipment Rental, Inc., Sr. Notes, 10.00%, 7/15/17(2)	11,810	13,581,500
Sitel, LLC/Sitel Finance Corp., Sr. Notes, 11.50%, 4/1/18	2,750	2,605,625
United Rentals North America, Inc., 10.875%, 6/15/16	8,360	9,770,750

		$168,768,776

Steel — 0.2%

JMC Steel Group, Inc., Sr. Notes, 8.25%, 3/15/18(2)	$4,845	$5,099,362
RathGibson, Inc., Sr. Notes, 11.25%, 2/15/14(3)	8,245	825
United States Steel Corp., Sr. Notes, 7.375%, 4/1/20	2,255	2,390,300

		$7,490,487

Super Retail — 4.8%

Express, LLC/Express Finance Corp., 8.75%, 3/1/18	$19,000	$20,876,250
Limited Brands, Inc., 6.625%, 4/1/21	16,370	17,024,800
Limited Brands, Inc., 8.50%, 6/15/19	12,810	14,827,575
Neiman Marcus Group, Inc., (PIK), 9.00%, 10/15/15	21,043	22,147,866
PETCO Animal Supplies, Inc., 9.25%, 12/1/18(2)	11,165	12,114,025
RadioShack Corp., 6.75%, 5/15/19(2)	2,855	2,867,933
Sally Holdings, LLC, Sr. Notes, 10.50%, 11/15/16	34,896	38,167,500
Toys “R” Us, 10.75%, 7/15/17	19,245	21,915,244
Toys “R” Us, Sr. Notes, 7.375%, 9/1/16(2)	5,980	6,293,950

		$156,235,143

Technology — 3.3%

Advanced Micro Devices, Inc., 8.125%, 12/15/17	$3,260	$3,463,750
Advanced Micro Devices, Inc., Sr. Notes, 7.75%, 8/1/20	7,210	7,552,475
Avaya, Inc., Sr. Notes, 7.00%, 4/1/19(2)	6,290	6,258,550
Avaya, Inc., Sr. Notes, 9.75%, 11/1/15	8,840	9,171,500
Avaya, Inc., Sr. Notes, (PIK), 10.125%, 11/1/15(2)	1	531
Avaya, Inc., Sr. Notes, (PIK), 10.125%, 11/1/15	19,309	20,081,120
Brocade Communications Systems, Inc., Sr. Notes, 6.625%, 1/15/18	2,215	2,358,975
Brocade Communications Systems, Inc., Sr. Notes, 6.875%, 1/15/20	2,795	3,053,538
CommScope, Inc., Sr. Notes, 8.25%, 1/15/19(2)	8,530	9,020,475
MedAssets, Inc., 8.00%, 11/15/18(2)	2,275	2,348,938
SSI Investments II, Sr. Notes, 11.125%, 6/1/18	11,015	12,419,412
SunGard Data Systems, Inc., Sr. Notes, 10.625%, 5/15/15	27,755	30,669,275

		$106,398,539

Telecommunications — 6.9%

Digicel Group, Ltd., Sr. Notes, 8.25%, 9/1/17(2)	$11,140	$11,864,100
Digicel Group, Ltd., Sr. Notes, 12.00%, 4/1/14(2)	8,325	9,802,687
Intelsat Bermuda, Ltd., 11.25%, 6/15/16	28,585	30,514,487
Intelsat Jackson Holdings, Ltd., 9.50%, 6/15/16	6,248	6,607,260
Intelsat Luxembourg SA, (PIK), 11.50%, 2/4/17	9,601	10,561,031
Intelsat Luxembourg SA, 11.50%, 2/4/17(2)	9,610	10,571,000

See Notes to Financial Statements.

Boston Income Portfolio

April 30, 2011

Portfolio of Investments (Unaudited) — continued

	Principal
	Amount
Security	(000’s omitted)	Value

Telecommunications (continued)

Intelsat SA, Sr. Notes, 6.50%, 11/1/13	$2,265	$2,412,225
Nextel Communications, Inc., Series E, 6.875%, 10/31/13	2,785	2,826,775
NII Capital Corp., 8.875%, 12/15/19	10,395	11,538,450
NII Capital Corp., 10.00%, 8/15/16	9,510	10,960,275
SBA Telecommunications, Inc., 8.00%, 8/15/16	4,075	4,436,656
SBA Telecommunications, Inc., 8.25%, 8/15/19	2,725	3,021,344
Sprint Capital Corp., 6.90%, 5/1/19	17,195	18,140,725
Telesat Canada/Telesat, LLC, Sr. Notes, 11.00%, 11/1/15	17,145	19,159,537
Telesat Canada/Telesat, LLC, Sr. Sub. Notes, 12.50%, 11/1/17	12,665	15,134,675
Wind Acquisition Finance SA, Sr. Notes, 11.75%, 7/15/17(2)	7,525	8,785,438
Wind Acquisition Finance SA, Sr. Notes, (PIK), 12.25%, 7/15/17(2)	27,478	33,012,931
Windstream Corp., 7.75%, 10/1/21(2)	8,500	9,031,250
Windstream Corp., 7.875%, 11/1/17	1,900	2,061,500
Windstream Corp., 8.125%, 9/1/18	4,940	5,347,550

		$225,789,896

Textiles / Apparel — 0.9%

Oxford Industries, Inc., Sr. Notes, 11.375%, 7/15/15	$10,607	$11,985,910
Perry Ellis International, Inc., 7.875%, 4/1/19	6,515	6,824,462
Phillips-Van Heusen Corp., Sr. Notes, 7.75%, 11/15/23	9,655	10,621,678

		$29,432,050

Transportation Ex Air / Rail — 1.4%

CEVA Group PLC, Sr. Notes, 8.375%, 12/1/17(2)	$14,420	$14,996,800
CEVA Group PLC, Sr. Notes, 11.50%, 4/1/18(2)	9,300	10,195,125
CEVA Group PLC, Sr. Notes, 11.625%, 10/1/16(2)	6,960	7,734,300
CMA CGM SA, 8.50%, 4/15/17(2)	12,820	12,691,800

		$45,618,025

Utilities — 3.3%

Calpine Construction Finance Co., Sr. Notes, 8.00%, 6/1/16(2)	$11,965	$13,161,500
Calpine Corp., Sr. Notes, 7.50%, 2/15/21(2)	23,420	24,883,750
Dynegy Holdings, Inc., Sr. Notes, 7.75%, 6/1/19	2,785	2,186,225
Edison Mission Energy, Sr. Notes, 7.50%, 6/15/13	7,080	7,080,000
GenOn Energy, Inc., Sr. Notes, 9.875%, 10/15/20(2)	19,540	21,005,500
NGC Corp., 7.625%, 10/15/26	7,090	5,175,700
NRG Energy, Inc., 8.25%, 9/1/20	11,225	11,870,437
NRG Energy, Inc., Sr. Notes, 7.375%, 2/1/16	3,690	3,837,600
Reliant Energy, Inc., Sr. Notes, 7.625%, 6/15/14	785	826,213
Texas Competitive Electric Holdings Co., LLC, Sr. Notes, 11.50%, 10/1/20(2)	17,615	18,187,487

		$108,214,412

Total Corporate Bonds & Notes
(identified cost $2,608,176,405)		$2,774,357,689

Convertible Bonds — 0.4%

	Principal
	Amount
Security	(000’s omitted)	Value

Automotive & Auto Parts — 0.2%

Ford Motor Co., 4.25%, 11/15/16	$3,885	$7,264,950

		$7,264,950

Health Care — 0.2%

Kendle International, Inc., 3.375%, 7/15/12	$4,295	$4,128,569

		$4,128,569

Total Convertible Bonds
(identified cost $10,970,444)		$11,393,519

Common Stocks — 0.7%

Security	Shares	Value

Building Materials — 0.2%

Panolam Holdings Co.(4)(5)(6)	6,997	$6,735,662

		$6,735,662

Consumer Products — 0.0%(7)

HF Holdings, Inc.(4)(5)(6)	3,400	$38,658

		$38,658

Energy — 0.0%(7)

SemGroup Corp.(6)	26,457	$742,119

		$742,119

See Notes to Financial Statements.

Boston Income Portfolio

April 30, 2011

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Gaming — 0.0%(7)

Fontainebleau Equity Holdings, Class A(4)(5)(6)	301,724	$3,017
Greektown Superholdings, Inc.(6)	1,365	98,963
Shreveport Gaming Holdings, Inc.(4)	3,597	64,746

		$166,726

Steel — 0.4%

RathGibson Acquisition Co., LLC(4)(5)(6)	367,800	$12,302,910

		$12,302,910

Super Retail — 0.1%

GNC Holdings, Inc., Class A(6)	181,851	$3,464,261

		$3,464,261

Total Common Stocks
(identified cost $11,512,793)		$23,450,336

Convertible Preferred Stocks — 0.3%

Security	Shares	Value

Energy — 0.3%

Chesapeake Energy Corp., 4.50%	80,133	$7,768,093
Chesapeake Energy Corp., 5.00%	9,586	992,151

		$8,760,244

Total Convertible Preferred Stocks
(identified cost $8,924,414)		$8,760,244

Preferred Stocks — 0.7%

Security	Shares/Units	Value

Banks and Thrifts — 0.7%

Citigroup Capital XIII, 7.875%	90,565	$2,526,990
GMAC Capital Trust I	787,185	20,435,323

		$22,962,313

Gaming — 0.0%(7)

Fontainebleau Resorts LLC, (PIK)(4)(5)(6)	9,234	$92

		$92

Services — 0.0%(7)

Muzak Holdings, LLC, Variable Rate, (PIK), 10.00%(5)(6)	113,977	$1,068,549

		$1,068,549

Total Preferred Stocks
(identified cost $32,506,174)		$24,030,954

Miscellaneous — 0.0%(7)

	Shares/
	Principal
	Amount
Security	(000’s omitted)	Value

Cable / Satellite TV — 0.0%(7)

Adelphia, Inc., Escrow Certificate(6)	10,260,000	$192,375
Adelphia, Inc., Escrow Certificate(6)	5,085,000	95,344
Adelphia Recovery Trust(6)	14,818,854	77,799

		$365,518

Gaming — 0.0%(7)

BLB Worldwide Holdings, Inc., Contingent Value Rights, Expires 11/5/17(5)	8,520	$93,720

		$93,720

Health Care — 0.0%(7)

US Oncology, Inc., Escrow	4,050	$91,125

		$91,125

Total Miscellaneous
(identified cost $13,808,944)		$550,363

Warrants — 0.1%

Security	Shares	Value

Energy — 0.0%(7)

SemGroup Corp., Expires 11/30/14(6)	27,849	$229,754

		$229,754

Food / Beverage / Tobacco — 0.1%

ASG Consolidated, LLC/ASG Finance, Inc., Expires 5/15/18(6)	5,575	$808,375

		$808,375

See Notes to Financial Statements.

Boston Income Portfolio

April 30, 2011

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Gaming — 0.0%(7)

Peninsula Gaming LLC, Convertible Preferred Membership Interests(4)(5)(6)	6,338	$537,065

		$537,065

Publishing / Printing — 0.0%

Reader’s Digest Association, Inc. (The), Expires 2/14/19(4)(5)(6)	33,105	$0

		$0

Total Warrants
(identified cost $278)		$1,575,194

Short-Term Investments — 6.2%

	Interest
Description	(000’s Omitted)	Value

Eaton Vance Cash Reserves Fund, LLC, 0.16%(8)	$203,719	$203,718,599

Total Short-Term Investments
(identified cost $203,718,599)		$203,718,599

Total Investments — 98.7%
(identified cost $3,067,463,562)		$3,225,590,110

Other Assets, Less Liabilities — 1.3%		$42,376,123

Net Assets — 100.0%		$3,267,966,233

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

PIK	- Payment In Kind

(1)	Senior floating-rate interests (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(2)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At April 30, 2011, the aggregate value of these securities is $1,234,908,570 or 37.8% of the Portfolio’s net assets.

(3)	Currently the issuer is in default with respect to interest and/or principal payments. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.

(4)	Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

(5)	Restricted security (see Note 5).

(6)	Non-income producing security.

(7)	Amount is less than 0.05%.

(8)	Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of April 30, 2011.

See Notes to Financial Statements.

Boston Income Portfolio

April 30, 2011

Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2011

Unaffiliated investments, at value (identified cost, $2,863,744,963)	$3,021,871,511
Affiliated investment, at value (identified cost, $203,718,599)	203,718,599
Cash	169,651
Interest and dividends receivable	66,740,648
Interest receivable from affiliated investment	31,529
Receivable for investments sold	41,824,346
Receivable for open swap contracts	1,261,471

Total assets	$3,335,617,755

Liabilities

Payable for investments purchased	$65,095,932
Premium received on open swap contracts	686,145
Payable to affiliates:
Investment adviser fee	1,616,273
Trustees’ fees	4,208
Accrued expenses	248,964

Total liabilities	$67,651,522

Net Assets applicable to investors’ interest in Portfolio	$3,267,966,233

Sources of Net Assets

Net proceeds from capital contributions and withdrawals	$3,108,578,214
Net unrealized appreciation	159,388,019

Total	$3,267,966,233

See Notes to Financial Statements.

Boston Income Portfolio

April 30, 2011

Statement of Operations (Unaudited)

Six Months Ended
Investment Income	April 30, 2011

Interest and other income	$128,460,560
Dividends	308,638
Interest allocated from affiliated investment	174,353
Expenses allocated from affiliated investment	(8,753)

Total investment income	$128,934,798

Expenses

Investment adviser fee	$9,276,596
Trustees’ fees and expenses	25,250
Custodian fee	254,576
Legal and accounting services	52,176
Miscellaneous	38,296

Total expenses	$9,646,894

Deduct —
Reduction of custodian fee	$1,431

Total expense reductions	$1,431

Net expenses	$9,645,463

Net investment income	$119,289,335

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —
Investment transactions	$31,775,278
Investment transactions allocated from affiliated investment	3,009
Swap contracts	715,185

Net realized gain	$32,493,472

Change in unrealized appreciation (depreciation) —
Investments	$39,953,337
Swap contracts	145,785

Net change in unrealized appreciation (depreciation)	$40,099,122

Net realized and unrealized gain	$72,592,594

Net increase in net assets from operations	$191,881,929

See Notes to Financial Statements.

Boston Income Portfolio

April 30, 2011

Statements of Changes in Net Assets

	Six Months Ended
	April 30, 2011	Year Ended
Increase (Decrease) in Net Assets	(Unaudited)	October 31, 2010

From operations —
Net investment income	$119,289,335	$228,414,493
Net realized gain from investment transactions and swap contracts	32,493,472	80,411,901
Net change in unrealized appreciation (depreciation) from investments and swap contracts	40,099,122	142,468,646

Net increase in net assets from operations	$191,881,929	$451,295,040

Capital transactions —
Contributions	$253,225,895	$356,663,219
Withdrawals	(87,287,438)	(294,698,173)

Net increase in net assets from capital transactions	$165,938,457	$61,965,046

Net increase in net assets	$357,820,386	$513,260,086

Net Assets

At beginning of period	$2,910,145,847	$2,396,885,761

At end of period	$3,267,966,233	$2,910,145,847

See Notes to Financial Statements.

Boston Income Portfolio

April 30, 2011

Supplementary Data

	Six Months Ended		Year Ended October 31,
	April 30, 2011
Ratios/Supplemental Data	(Unaudited)		2010	2009	2008	2007	2006

Ratios (as a percentage of average daily net assets):
Expenses(1)	0.63	%(2)	0.64%	0.65%	0.65%	0.62%	0.66	%(3)
Net investment income	7.82	%(2)	8.67%	10.52%	8.92%	7.91%	7.85%
Portfolio Turnover	40	%(4)	75%	74%	54%	84%	68%

Total Return	6.44	%(4)	18.44%	40.41%	(25.45)%	6.65%	11.10%

Net assets, end of period (000’s omitted)	$3,267,966		$2,910,146	$2,396,886	$1,531,339	$2,038,478	$1,874,813

(1)	Excludes the effect of custody fee credits, if any, of less than 0.005%.
(2)	Annualized.
(3)	The investment adviser waived a portion of its investment adviser fee (equal to less than 0.01% of average daily net assets for the year ended October 31, 2006).
(4)	Not annualized.

See Notes to Financial Statements.

Boston Income Portfolio

April 30, 2011

Notes to Financial Statements (Unaudited)

1 Significant Accounting Policies

Boston Income Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is to provide a high level of current income. The Portfolio also seeks reasonable preservation of capital to the extent attainable from its investments in high yield, high risk corporate bonds, and growth of income and capital as secondary objectives. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2011, Eaton Vance Income Fund of Boston, Eaton Vance Multi-Strategy Absolute Return Fund, Eaton Vance Strategic Income Fund and Eaton Vance International (Cayman Islands) Strategic Income Fund held an interest of 89.7%, less than 0.1%, 8.6% and 1.7%, respectively, in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

A Investment Valuation — Debt obligations (including short-term obligations with a remaining maturity of more than sixty days) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt securities purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value. Interests in senior floating-rate loans (Senior Loans) for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service. Other Senior Loans are valued at fair value by the investment adviser under procedures approved by the Trustees. In fair valuing a Senior Loan, the investment adviser utilizes one or more of the valuation techniques described in (i) through (iii) below to assess the likelihood that the borrower will make a full repayment of the loan underlying such Senior Loan relative to yields on other Senior Loans issued by companies of comparable credit quality. If the investment adviser believes that there is a reasonable likelihood of full repayment, the investment adviser will determine fair value using a matrix pricing approach that considers the yield on the Senior Loan. If the investment adviser believes there is not a reasonable likelihood of full repayment, the investment adviser will determine fair value using analyses that include, but are not limited to: (i) a comparison of the value of the borrower’s outstanding equity and debt to that of comparable public companies; (ii) a discounted cash flow analysis; or (iii) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale. In certain cases, the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower’s assets are likely to be sold. In conducting its assessment and analyses for purposes of determining fair value of a Senior Loan, the investment adviser will use its discretion and judgment in considering and appraising relevant factors. Fair value determinations are made by the portfolio managers of the Portfolio based on information available to such managers. The portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may not possess the same information about a Senior Loan borrower as the portfolio managers of the Portfolio. At times, the fair value of a Senior Loan determined by the portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may vary from the fair value of the same Senior Loan determined by the portfolio managers of the Portfolio. The fair value of each Senior Loan is periodically reviewed and approved by the investment adviser’s Valuation Committee and by the Trustees based upon procedures approved by the Trustees. Junior Loans (i.e., subordinated loans and second lien loans) are valued in the same manner as Senior Loans. Equity securities (including common shares of closed-end investment companies) listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that will use various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events. Credit default swaps are normally valued using valuations provided by a third party pricing service. The pricing services employ electronic data processing techniques to determine the present value based on credit spread quotations obtained from broker/dealers and expected default recovery rates determined by the pricing service using proprietary models. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that most fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker-dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities in the same manner as debt obligations described above.

Boston Income Portfolio

April 30, 2011

Notes to Financial Statements (Unaudited) — continued

B Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Fees associated with loan amendments are recognized immediately. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities.

D Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and any other items of income, gain, loss, deduction or credit.

As of April 30, 2011, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each of the Portfolio’s federal tax returns filed in the 3-year period ended October 31, 2010 remains subject to examination by the Internal Revenue Service.

E Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Portfolio maintains with SSBT. All credit balances, if any, used to reduce the Portfolio’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

H Credit Default Swaps — When the Portfolio is the buyer of a credit default swap contract, the Portfolio is entitled to receive the par (or other agreed-upon) value of a referenced debt obligation (or basket of debt obligations) from the counterparty to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer, on the debt obligation occurs. In return, the Portfolio pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Portfolio would have spent the stream of payments and received no proceeds from the contract. When the Portfolio is the seller of a credit default swap contract, it receives the stream of payments, but is obligated to pay to the buyer of the protection an amount up to the notional amount of the swap and in certain instances take delivery of securities of the reference entity upon the occurrence of a credit event, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/moratorium. If the Portfolio is a seller of protection and a credit event occurs, the maximum potential amount of future payments that the Portfolio could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by the Portfolio for the same referenced obligation. As the seller, the Portfolio may create economic leverage to its portfolio because, in addition to its total net assets, the Portfolio is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap contract, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The Portfolio also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. Upfront payments or receipts, if any, are recorded as other assets or other liabilities, respectively, and amortized over the life of the swap contract as realized gains or losses. For financial reporting purposes, unamortized upfront payments, if any, are netted with unrealized appreciation or depreciation on swap contracts to determine the market value of swaps as presented in Notes 6 and 9. The Portfolio segregates assets in the form of cash or liquid securities in an amount equal to the notional amount of the credit default swaps of which it is the seller. The Portfolio segregates assets in the form of cash or liquid securities in an amount equal to any unrealized depreciation of the credit default swaps of which it is the buyer, marked to market on a daily basis. These transactions involve certain risks, including the risk that the seller may be unable to fulfill the transaction.

I Interim Financial Statements — The interim financial statements relating to April 30, 2011 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

Boston Income Portfolio

April 30, 2011

Notes to Financial Statements (Unaudited) — continued

2 Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio. Pursuant to the investment advisory agreement and subsequent fee reduction agreements between the Portfolio and BMR, the fee is computed at an annual rate of 0.625% of the Portfolio’s average daily net assets up to $1.5 billion, 0.60% from $1.5 billion up to $2 billion, 0.575% from $2 billion up to $5 billion, and 0.555% of average daily net assets of $5 billion or more, and is payable monthly. The fee reduction cannot be terminated without the consent of the Trustees and shareholders. The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund. For the six months ended April 30, 2011, the Portfolio’s investment adviser fee amounted to $9,276,596 or 0.61% (annualized) of the Portfolio’s average daily net assets.

Except for Trustees of the Portfolio who are not members of EVM’s or BMR’s organizations, officers and Trustees receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2011, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3 Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and including maturities, paydowns and principal repayments on Senior Loans, aggregated $1,368,329,515 and $1,139,976,921, respectively, for the six months ended April 30, 2011.

4 Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at April 30, 2011, as determined on a federal income tax basis, were as follows:

Aggregate cost	$3,080,804,995

Gross unrealized appreciation	$225,656,228
Gross unrealized depreciation	(80,871,113)

Net unrealized appreciation	$144,785,115

5 Restricted Securities

At April 30, 2011, the Portfolio owned the following securities (representing 0.7% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

	Date of
Description	Acquisition	Shares/Units	Cost		Value

Stocks, Miscellaneous and Warrants
BLB Worldwide Holdings, Inc., Contingent Value Rights, Expires 11/5/17	11/22/10	8,520	$149,100		$93,720
Fontainebleau Equity Holdings, Class A	6/1/07	301,724	3,620,688		3,017
Fontainebleau Resorts LLC, (PIK), Preferred	6/1/07	9,234	9,233,790		92
HF Holdings, Inc.	10/27/09	3,400	182,613		38,658
Muzak Holdings, LLC, Variable Rate, (PIK), 10.00%, Preferred	6/18/10	113,977	1,139,737		1,068,549
Panolam Holdings Co.	12/30/09	6,997	3,844,852		6,735,662
Peninsula Gaming LLC, Convertible Preferred Membership Interests	7/8/99	6,338	0	(1)	537,065
RathGibson Acquisition Co., LLC	6/14/10	367,800	1,951,930		12,302,910
Reader’s Digest Association, Inc. (The), Expires 2/14/19	4/26/10	33,105	0		0

Total Restricted Securities			$20,122,710		$20,779,673

(1)	Less than $0.50.

Boston Income Portfolio

April 30, 2011

Notes to Financial Statements (Unaudited) — continued

6 Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include swap contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

A summary of obligations under these financial instruments at April 30, 2011 is as follows:

Credit Default Swaps — Sell Protection
			Notional	Receive				Upfront	Net
		Credit	Amount**	Annual		Termination	Market	Payments	Unrealized
Counterparty	Reference Entity	Rating*	(000’s omitted)	Fixed Rate		Date	Value	Received	Appreciation

Bank of America	Amkor Technology, Inc.	Ba3/BB-	$3,850	5.00	%(1)	6/20/15	$191,547	$141,579	$333,126
Goldman Sachs Group, Inc.	Levi Strauss & Co.	B2/B+	3,300	5.00	(1)	9/20/15	127,926	188,436	316,362
Goldman Sachs Group, Inc.	Levi Strauss & Co.	B2/B+	6,600	5.00	(1)	9/20/15	255,853	356,130	611,983

							$575,326	$686,145	$1,261,471

*	Credit ratings are those of Moody’s Investors Service, Inc. and Standard & Poor’s Corp. The credit rating of the reference debt obligation (together with the unrealized appreciation or depreciation on the swap) are a representative measure of the current payment/performance risk of the credit default swap. A lower credit rating increases the probability of the occurrence of a credit event.
**	If the Portfolio is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Portfolio could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At April 30, 2011, such maximum potential amount for all open credit default swaps in which the Portfolio is the seller was $13,750,000.
(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

At April 30, 2011, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

The Portfolio is subject to credit risk in the normal course of pursuing its investment objectives. The Portfolio enters into credit default swap contracts to manage its credit risk, to gain exposure to a credit in which it may otherwise invest, or to enhance return.

The Portfolio enters into swap contracts that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Portfolio’s net assets below a certain level over a certain period of time, which would trigger a payment by the Portfolio for those swaps in a liability position. At April 30, 2011, the Portfolio had no open derivatives with credit-related contingent features in a net liability position.

The non-exchange traded derivatives in which the Portfolio invests, including swap contracts, are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. At April 30, 2011, the maximum amount of loss the Portfolio would incur due to counterparty risk was $1,261,471, with the highest amount of any one counterparty being $928,345. Such amount would be reduced by any unamortized upfront payments received by the Portfolio. Counterparties may be required to pledge collateral in the form of cash, U.S. Government securities or highly-rated bonds for the benefit of the Portfolio if the net amount due from the counterparty with respect to a derivative contract exceeds a certain threshold. The amount of collateral posted by the counterparties with respect to such contracts would also reduce the amount of any loss incurred.

The fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is credit risk at April 30, 2011 was as follows:

	Fair Value
Derivative	Asset Derivative(1)	Liability Derivative

Credit default swap contracts	$575,326	$—

(1)	Statement of Assets and Liabilities location: Receivable for open swap contracts; Premium received on open swap contracts.

Boston Income Portfolio

April 30, 2011

Notes to Financial Statements (Unaudited) — continued

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is credit risk for the six months ended April 30, 2011 was as follows:

	Realized Gain (Loss)	Change in Unrealized
	on Derivatives Recognized	Appreciation (Depreciation) on
Derivative	in Income(1)	Derivatives Recognized in Income(2)

Credit default swap contracts	$715,185	$145,785

(1)	Statement of Operations location: Net realized gain (loss) – Swap contracts.
(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Swap contracts.

The average notional amount of credit default swap contracts outstanding during the six months ended April 30, 2011, which is indicative of the volume of this derivative type, was approximately $16,773,000.

7 Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $450 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended April 30, 2011.

8 Credit Risk

The Portfolio regularly invests in lower rated and comparable quality unrated high yield securities. These investments have different risks than investments in debt securities rated investment grade and held by the Portfolio. Risk of loss upon default by the borrower is significantly greater with respect to such debt than with other debt securities because these securities are generally unsecured and are more sensitive to adverse economic conditions, such as recession or increasing interest rates, than are investment grade issuers.

9 Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Boston Income Portfolio

April 30, 2011

Notes to Financial Statements (Unaudited) — continued

At April 30, 2011, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Senior Floating-Rate Interests	$—	$177,753,212	$—	$177,753,212
Corporate Bonds & Notes	—	2,763,079,941	11,277,748	2,774,357,689
Convertible Bonds	—	11,393,519	—	11,393,519
Common Stocks	4,206,380	98,963	19,144,993	23,450,336
Convertible Preferred Stocks	8,760,244	—	—	8,760,244
Preferred Stocks	20,435,323	3,595,539	92	24,030,954
Miscellaneous	—	550,363	—	550,363
Warrants	—	1,038,129	537,065	1,575,194
Short-Term Investments	—	203,718,599	—	203,718,599

Total Investments	$33,401,947	$3,161,228,265	$30,959,898	$3,225,590,110

Credit Default Swaps	$—	$575,326	$—	$575,326

Total	$33,401,947	$3,161,803,591	$30,959,898	$3,226,165,436

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments	Investments	Investments
	in Corporate	in Common	in Preferred	Investments
	Bonds & Notes	Stocks	Stocks	in Warrants	Total

Balance as of October 31, 2010	$6,848,177	$16,925,489	$454,353	$537,065	$24,765,084
Realized gains (losses)	(15,428,238)	—	172,354	—	(15,255,884)
Change in net unrealized appreciation (depreciation)*	15,962,368	3,240,609	(105,366)	—	19,097,611
Cost of purchases	4,521,306	—	—	—	4,521,306
Proceeds from sales	(666,235)	(1,021,105)	(521,249)	—	(2,208,589)
Accrued discount (premium)	40,370	—	—	—	40,370
Transfers to Level 3	—	—	—	—	—
Transfers from Level 3	—	—	—	—	—

Balance as of April 30, 2011	$11,277,748	$19,144,993	$92	$537,065	$30,959,898

Change in net unrealized appreciation (depreciation) on investments still held as of April 30, 2011*	$283,819	$4,853,955	$—	$—	$5,137,774

*	Amount is included in the related amount on investments in the Statement of Operations.

At April 30, 2011, the value of investments transferred between Level 1 and Level 2, if any, during the six months then ended was not significant.

Eaton Vance
Income Fund of Boston

April 30, 2011

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on April 25, 2011, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished for a series of meetings of the Contract Review Committee held between February and April 2011. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•	An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;
•	An independent report comparing each fund’s total expense ratio and its components to comparable funds;
•	An independent report comparing the investment performance of each fund (including yield data and Sharpe and information ratios where relevant) to the investment performance of comparable funds over various time periods;
•	Data regarding investment performance in comparison to relevant peer groups of similarly managed funds and appropriate indices;
•	For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other mutual funds and institutional accounts using investment strategies and techniques similar to those used in managing such fund;
•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;
•	Information about the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and/or the fund’s policies with respect to “soft dollar” arrangements;
•	Data relating to portfolio turnover rates of each fund;
•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;
•	Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;
•	Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;
•	Copies of or descriptions of each adviser’s policies and procedures relating to proxy voting, the handling of corporate actions and class actions;
•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;
•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;
•	A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;
•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and
•	The terms of each advisory agreement.

In addition to the information identified above, the Contract Review Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30, 2011, with respect to one

Eaton Vance
Income Fund of Boston

April 30, 2011

Board of Trustees’ Contract Approval — continued

or more funds, the Board met nine times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met nine, fifteen, seven, eight and twelve times, respectively. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of each adviser relating to the investment performance of each fund and the investment strategies used in pursuing the fund’s investment objective including, where relevant, the use of derivative instruments, as well as trading policies and procedures and risk management techniques.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuance of the investment advisory agreement of Boston Income Portfolio (“the Portfolio”), the portfolio in which Eaton Vance Income Fund of Boston (the “Fund”) invests, with Boston Management and Research (the “Adviser”), including its fee structure, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Portfolio.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Portfolio by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio. In particular, the Board evaluated the abilities and experience of such investment personnel in analyzing special considerations relevant to investing in high-yield debt. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation methods of the Adviser to recruit and retain investment personnel, and the time and attention devoted to the Portfolio by senior management.

The Board also reviewed the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices. The Board reviewed comparative performance data for the one-, three-, five- and ten-year periods ended September 30, 2010 for the Fund. The Board concluded that the performance of the Fund was satisfactory.

Eaton Vance
Income Fund of Boston

April 30, 2011

Board of Trustees’ Contract Approval — continued

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates payable by the Portfolio and the Fund (referred to as “management fees”). As part of its review, the Board considered the management fees and the Fund’s total expense ratio for the year ended September 30, 2010, as compared to a group of similarly managed funds selected by an independent data provider. The Board also considered factors that had an impact on Fund expense ratios, as identified by management in response to inquiries from the Contract Review Committee, as well as actions being taken to reduce expenses at the Eaton Vance fund complex level, including the negotiation of reduced fees for transfer agency and custody services.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund, to the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with its relationship with the Fund and the Portfolio, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Portfolio and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Portfolio, the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund to continue to benefit from economies of scale in the future.

Eaton Vance
Income Fund of Boston

April 30, 2011

Officers and Trustees

Officers of Eaton Vance Income Fund of Boston

Michael W. Weilheimer President Duncan W. Richardson Vice President Barbara E. Campbell Treasurer	Maureen A. Gemma Vice President, Secretary and Chief Legal Officer Paul M. O’Neil Chief Compliance Officer

Officers of Boston Income Portfolio

Michael W. Weilheimer President Payson F. Swaffield Vice President Barbara E. Campbell Treasurer	Maureen A. Gemma Vice President, Secretary and Chief Legal Officer Paul M. O’Neil Chief Compliance Officer

Trustees of Eaton Vance Income Fund of Boston and Boston Income Portfolio

Ralph F. Verni Chairman Benjamin C. Esty Thomas E. Faust Jr.* Allen R. Freedman	William H. Park Ronald A. Pearlman Helen Frame Peters Lynn A. Stout

*	Interested Trustee

Eaton Vance
Income Fund of Boston

April 30, 2011

IMPORTANT NOTICES

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (Privacy Policy) with respect to nonpublic personal information about its customers:

•	Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•	None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•	We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial adviser/ broker-dealer, it is likely that only such adviser’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (the “SEC”) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial adviser, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial adviser, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

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Investment Adviser of Boston Income Portfolio
Boston Management and Research
Two International Place
Boston, MA 02110

Administrator of Eaton Vance Income Fund of Boston
Eaton Vance Management
Two International Place
Boston, MA 02110

Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260

Custodian
State Street Bank and Trust Company
200 Clarendon Street
Boston, MA 02116

Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Fund Offices
Two International Place
Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

443-6/11	IBSRC

Item 2. Code of Ethics
Not required in this filing.
Item 3. Audit Committee Financial Expert
The registrant’s Board has designated William H. Park, an independent trustee, as its audit committee financial expert. Mr. Park is a certified public accountant who is the Chief Financial Officer of Aveon Group, L.P. (an investment management firm). Previously, he served as the Vice Chairman of Commercial Industrial Finance Corp. (specialty finance company), as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm), as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (an institutional investment management firm) and as a Senior Manager at Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm).
Item 4. Principal Accountant Fees and Services
Not required in this filing.
Item 5. Audit Committee of Listed Registrants
Not required in this filing.
Item 6. Schedule of Investments
Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies
Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies
Not applicable.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers
Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders
No Material Changes.
Item 11. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics — Not applicable (please see Item 2).
(a)(2)(i)	Treasurer’s Section 302 certification.
(a)(2)(ii)	President’s Section 302 certification.
(b)	Combined Section 906 certification.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Eaton Vance Series Trust II

By:	/s/ Michael W. Weilheimer Michael W. Weilheimer
President

Date:	June 14, 2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Barbara E. Campbell Barbara E. Campbell
Treasurer

Date:	June 14, 2011

By:	/s/ Michael W. Weilheimer Michael W. Weilheimer
President

Date:	June 14, 2011